Significant Accounting Policies - Sales & marketing expenses, Share-based compensation & Employees benefits & Taxation (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies
Advertising expenses	¥ 3,006.0	¥ 934.7	¥ 436.5
Cumulative share-based compensation expenses			¥ 28.9